GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	For the years ended December 31,
	2023	2024
	RMB	RMB
Balance as of January 1
Goodwill, gross	1,364,191	1,364,191
Accumulated impairment losses	—	(1,364,191)
Goodwill, net	1,364,191	—
Impairment	(1,364,191)	—
Balance as of December 31
Goodwill, gross	1,364,191	1,364,191
Accumulated impairment losses	(1,364,191)	(1,364,191)
Goodwill, net	—	—